Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

10. Commitments and contingencies

Lease commitment summary

The Company leases office space under non-cancelable operating leases which expire in March 2017. The operating leases have renewal options and rent escalation clauses.

Minimum lease payments were as follows at September 30, 2016 (in thousands):

2016	$23
2017	23

Total minimum lease payments	$46

Rent expense, net of sublease income, was $61,000 for the nine months ended September 30, 2016 and 2015.

Contract service providers

In the course of the Company’s normal business operations, it has agreements with contract service providers to assist in the performance of its research and development, clinical research and manufacturing. Substantially all of these contracts are on an as needed basis.

12. Commitments and contingencies

Lease commitment summary

The Company leases office space under non-cancelable operating leases which expire in March 2017. The operating leases have renewal options and rent escalation clauses. The following table presents future minimum commitments of the Company due under non-cancelable operating leases with original or remaining terms in excess of one year.

Minimum lease payments were as follows at December 31, 2015 (in thousands):

2016	$90
2017	23

Total minimum lease payments	$113

Rent expense, net of sublease income, was $198,000 and $150,000 for years ended December 31, 2014 and 2015, respectively.

Litigation

The Company is not party to any litigation and does not have contingency reserves established for any litigation liabilities.

Contract service providers

In the course of the Company’s normal business operations, it has agreements with contract service providers to assist in the performance of its research and development, clinical research and manufacturing. Substantially all of these contracts are on an as needed basis.

Employment contracts

The Company has employment agreements with its executive officers and has at will employment contracts with substantially all other employees providing for salary, benefits and bonuses.